Debt, Cash and Cash Equivalents - Summary of Debt by Maturity at Value on Redemption (Detail) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about borrowings [Line Items]
Interest rate and currency derivatives used to hedge debt		€ (57)	€ (100)	€ (156)
Total debt		15,544	18,479	16,398
Cash and cash equivalents	[1]	(10,315)	(10,273)	(9,148)	€ (7,341)
Interest rate and currency derivatives used to hedge cash and cash equivalents				4
Debt, net of cash and cash equivalents		5,229	8,206	7,254
Value on Redemption [Member]
Disclosure of detailed information about borrowings [Line Items]
Bond issues		15,015	17,480	15,475
Other bank borrowings		284	776	653
Finance lease obligations		31	53	67
Other borrowings		17	17	22
Bank credit balances		237	203	228
Interest rate and currency derivatives used to hedge debt		(7)	(10)	(35)
Total debt		15,577	18,519	16,410
Cash and cash equivalents		(10,315)	(10,273)	(9,148)
Interest rate and currency derivatives used to hedge cash and cash equivalents				4
Debt, net of cash and cash equivalents		5,262	8,246	7,266
Value on Redemption [Member] | Less than 1 year [Member]
Disclosure of detailed information about borrowings [Line Items]
Bond issues		820	823	2,991
Other bank borrowings		203	715	176
Finance lease obligations		11	19	18
Other borrowings		4	4	9
Bank credit balances		237	203	228
Interest rate and currency derivatives used to hedge debt			(1)	(24)
Total debt		1,275	1,763	3,398
Cash and cash equivalents		(10,315)	(10,273)	(9,148)
Interest rate and currency derivatives used to hedge cash and cash equivalents				4
Debt, net of cash and cash equivalents		(9,040)	(8,510)	(5,746)
Value on Redemption [Member] | Later Than One Year and Not Later Than Two Years [Member]
Disclosure of detailed information about borrowings [Line Items]
Bond issues		2,050	2,174	750
Other bank borrowings		8	16	438
Finance lease obligations		3	13	17
Interest rate and currency derivatives used to hedge debt		(6)	(6)	(1)
Total debt		2,055	2,197	1,204
Debt, net of cash and cash equivalents		2,055	2,197	1,204
Value on Redemption [Member] | Later Than Two Years and Not Later Than Three Years [Member]
Disclosure of detailed information about borrowings [Line Items]
Bond issues		2,417	2,050	2,128
Other bank borrowings		25	8	8
Finance lease obligations		2	2	14
Interest rate and currency derivatives used to hedge debt		(1)	(3)	(1)
Total debt		2,443	2,057	2,149
Debt, net of cash and cash equivalents		2,443	2,057	2,149
Value on Redemption [Member] | Later Than Three Years and Not Later Than Four Years [Member]
Disclosure of detailed information about borrowings [Line Items]
Bond issues		2,168	2,475	1,550
Other bank borrowings		4	14	12
Finance lease obligations		3	2	7
Interest rate and currency derivatives used to hedge debt				(6)
Total debt		2,175	2,491	1,563
Debt, net of cash and cash equivalents		2,175	2,491	1,563
Value on Redemption [Member] | Later Than Four Years and Not Later Than Five Years [Member]
Disclosure of detailed information about borrowings [Line Items]
Bond issues		1,850	2,398	1,459
Other bank borrowings		4		14
Finance lease obligations		3	3	2
Interest rate and currency derivatives used to hedge debt				(3)
Total debt		1,857	2,401	1,472
Debt, net of cash and cash equivalents		1,857	2,401	1,472
Value on Redemption [Member] | More Than 5 Years [Member]
Disclosure of detailed information about borrowings [Line Items]
Bond issues		5,710	7,560	6,597
Other bank borrowings		40	23	5
Finance lease obligations		9	14	9
Other borrowings		13	13	13
Total debt		5,772	7,610	6,624
Debt, net of cash and cash equivalents		€ 5,772	€ 7,610	€ 6,624

[1]	For 2015 and 2016, cash flows of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations). For 2017, all of the cash flows generated from the exchange of the Animal Health business for the Consumer Healthcare business of Boehringer Ingelheim (BI) are described in note (i) below.